PROPERTY, PLANT AND EQUIPMENT - Changes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	R$ 15,901,493	R$ 15,546,481
Impairment of non-financial assets	(411,925)	0	R$ 0
Balance, end of the year	R$ 17,252,915	R$ 15,901,493	R$ 15,546,481
Average rate of capitalized interest	3.80%	6.00%	5.70%
Gross
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	R$ 43,291,837	R$ 41,072,186	R$ 39,940,317
Additions	1,650,778	1,746,600	1,194,934
Capitalized interest	24,622	24,676	23,999
Disposals	(888,140)	(367,685)	(349,749)
Business Combination	486,757
Impairment of non-financial assets	(411,925)
Transfer to assets held for sale			(1,899,000)
Effects of IAS 29 adoption			699,724
Foreign exchange effect	4,941,281	816,060	1,461,961
Balance, end of the year	49,095,210	43,291,837	41,072,186
Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	(27,390,344)	(25,525,705)	(23,496,575)
Depreciation	(1,905,637)	(1,577,182)	(1,584,878)
Disposals	860,610	290,935	299,132
Transfer to assets held for sale			637,929
Effects of IAS 29 adoption			(265,654)
Foreign exchange effect	(3,406,924)	(578,392)	(1,115,659)
Balance, end of the year	(31,842,295)	(27,390,344)	(25,525,705)
Land and buildings
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	4,399,481	4,518,944
Balance, end of the year	4,795,317	4,399,481	4,518,944
Land and buildings | Gross
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	8,912,943	8,700,749	9,085,698
Additions	50,848	28,449	13,739
Transfers	207,551	115,452	140,334
Disposals	(226,920)	(54,699)	(45,290)
Business Combination	275,076
Impairment of non-financial assets	(198,196)
Transfer to assets held for sale			(784,464)
Foreign exchange effect	918,554	122,992	290,732
Balance, end of the year	9,939,856	8,912,943	8,700,749
Land and buildings | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	(4,513,462)	(4,181,805)	(3,915,023)
Depreciation	(413,252)	(295,615)	(291,315)
Transfers			18,341
Disposals	223,174	38,826	29,944
Transfer to assets held for sale			105,787
Foreign exchange effect	(440,999)	(74,868)	(129,539)
Balance, end of the year	(5,144,539)	(4,513,462)	(4,181,805)
Machines, equipment, and installations
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	9,189,797	9,242,177
Balance, end of the year	9,366,248	9,189,797	9,242,177
Machines, equipment, and installations | Gross
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	31,031,208	29,608,998	28,016,604
Additions	98,372	76,756	66,764
Transfers	695,512	884,161	802,664
Disposals	(505,580)	(165,139)	(285,860)
Business Combination	173,453
Impairment of non-financial assets	(213,729)
Transfer to assets held for sale			(749,425)
Effects of IAS 29 adoption			699,724
Foreign exchange effect	3,621,233	626,432	1,058,527
Balance, end of the year	34,900,469	31,031,208	29,608,998
Machines, equipment, and installations | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	(21,841,411)	(20,366,821)	(18,576,836)
Depreciation	(1,354,559)	(1,136,040)	(1,128,138)
Transfers		(20)	5,234
Disposals	497,434	145,019	258,609
Transfer to assets held for sale			286,204
Effects of IAS 29 adoption			(265,654)
Foreign exchange effect	(2,835,685)	(483,549)	(946,240)
Balance, end of the year	(25,534,221)	(21,841,411)	(20,366,821)
Data electronic equipment
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	72,127	66,132
Balance, end of the year	64,468	72,127	66,132
Data electronic equipment | Gross
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	802,549	753,078	711,638
Additions	9,765	13,955	11,811
Transfers	13,653	24,037	457
Disposals	(11,487)	(1,890)	(5,641)
Business Combination	29
Transfer to assets held for sale			(14,914)
Foreign exchange effect	107,634	13,369	49,727
Balance, end of the year	922,143	802,549	753,078
Data electronic equipment | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	(730,422)	(686,946)	(622,234)
Depreciation	(37,616)	(33,143)	(34,814)
Transfers			158
Disposals	11,169	1,818	2,609
Transfer to assets held for sale			11,667
Foreign exchange effect	(100,806)	(12,151)	(44,332)
Balance, end of the year	(857,675)	(730,422)	(686,946)
Property, plant and equipment under construction
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	1,515,729	1,021,247
Balance, end of the year	2,254,205	1,515,729	1,021,247
Property, plant and equipment under construction | Gross
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	1,515,729	1,021,247	950,680
Additions	1,369,947	1,506,343	983,519
Capitalized interest	24,622	24,676	23,999
Transfers	(939,231)	(1,038,693)	(949,888)
Disposals		(40,314)	(3,352)
Business Combination	36,563
Transfer to assets held for sale			(49,579)
Foreign exchange effect	246,575	42,470	65,868
Balance, end of the year	2,254,205	1,515,729	1,021,247
Other
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	724,359	697,981
Balance, end of the year	772,677	724,359	697,981
Other | Gross
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	1,029,408	988,114	1,175,697
Additions	121,846	121,097	119,101
Transfers	22,515	15,043	6,433
Disposals	(144,153)	(105,643)	(9,606)
Business Combination	1,636
Transfer to assets held for sale			(300,618)
Foreign exchange effect	47,285	10,797	(2,893)
Balance, end of the year	1,078,537	1,029,408	988,114
Other | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	(305,049)	(290,133)	(382,482)
Depreciation	(100,210)	(112,384)	(130,611)
Transfers		20	(23,733)
Disposals	128,833	105,272	7,970
Transfer to assets held for sale			234,271
Foreign exchange effect	(29,434)	(7,824)	4,452
Balance, end of the year	R$ (305,860)	R$ (305,049)	R$ (290,133)